Intangible assets, net and Goodwill - Estimated annual amortization expense (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 98,370
2026	97,723
2027	97,164
2028	93,843
2029	$ 87,721